Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2014
Collection Period Start	1-Jun-14	Distribution Date	15-Jul-14
Collection Period End	30-Jun-14	30/360 Days	30
Beg. of Interest Period	16-Jun-14	Actual/360 Days	29
End of Interest Period	15-Jul-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,104,740,936.64	1,057,598,300.14	0.6967667
Total Securities		1,517,865,698.77	1,104,740,936.64	1,057,598,300.14	0.6967667
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	123,513,733.42	108,063,625.66	0.5541724
Class A-2b Notes	0.281750%	400,000,000.00	253,361,504.45	221,668,975.71	0.5541724
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	15,450,107.76	46,317.65	79.2313218	0.2375264
Class A-2b Notes	31,692,528.74	57,504.26	79.2313218	0.1437607
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	47,142,636.50	354,547.33

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,957,722.83
Monthly Interest				4,869,723.30
Total Monthly Payments				19,827,446.13

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				652,493.46
Aggregate Sales Proceeds Advance				11,096,442.73
Total Advances				11,748,936.19

Vehicle Disposition Proceeds:
Reallocation Payments				14,645,021.54
Repurchase Payments				1,305,953.53
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				18,808,762.62
Excess Wear and Tear and Excess Mileage				114,966.56
Remaining Payoffs				0.00
Net Insurance Proceeds				1,192,255.63
Residual Value Surplus				340,412.81
Total Collections				67,983,755.01

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,779,296.54			553
Involuntary Repossession	181,144.00			12
Voluntary Repossession	311,185.00			16
Full Termination	5,353,269.00			345
Bankruptcy	20,127.00			1
Insurance Payoff		1,181,506.08		56
Customer Payoff			348,475.80	19
Grounding Dealer Payoff			13,669,723.21	707
Dealer Purchase			4,358,165.42	204
Total	14,645,021.54	1,181,506.08	18,376,364.43	1,913

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	55,356	1,246,022,393.35	7.00000%	1,104,740,936.64
Total Depreciation Received		(17,227,608.34)		(13,751,651.32)
Principal Amount of Gross Losses	(82)	(1,810,420.84)		(1,602,751.51)
Repurchase / Reallocation	(76)	(1,433,854.68)		(1,305,953.53)
Early Terminations	(317)	(6,806,659.70)		(5,945,931.36)
Scheduled Terminations	(1,435)	(27,466,772.48)		(24,536,348.78)
Pool Balance - End of Period	53,446	1,191,277,077.31		1,057,598,300.14

Remaining Pool Balance
Lease Payment				247,062,682.75
Residual Value				810,535,617.39
Total				1,057,598,300.14

III. DISTRIBUTIONS

Total Collections					67,983,755.01
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					67,983,755.01

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					638,303.12
3. Reimbursement of Sales Proceeds Advance					11,072,348.24
4. Servicing Fee:
Servicing Fee Due					920,617.45
Servicing Fee Paid					920,617.45
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,631,268.81

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					46,317.65

Class A-2 Notes Monthly Interest Paid					46,317.65
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					57,504.26

Class A-2 Notes Monthly Interest Paid					57,504.26
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	354,547.33
Total Note and Certificate Monthly Interest Paid	354,547.33
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	54,997,938.87

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	47,142,636.50

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	47,142,636.50
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,855,302.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		7,855,302.37
Gross Reserve Account Balance		30,623,287.85
Remaining Available Collections Released to Seller		7,855,302.37
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.39
Monthly Prepayment Speed		1%
Lifetime Prepayment Speed		72%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,748,874.11
Securitization Value of Defaulted Receivables and Casualty Receivables	1,602,751.51	82
Aggregate Defaulted and Casualty Gain (Loss)	146,122.60
Pool Balance at Beginning of Collection Period	1,104,740,936.64
Net Loss Ratio	0.0132%

Cumulative Net Losses for all Periods	0.1306%	1,981,731.52

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,666,143.24	406
61-90 Days Delinquent	1,661,110.66	84
91-120+ Days Delinquent	432,037.43	19
Total Delinquent Receivables:	9,759,291.33	509
60+ Days Delinquencies as Percentage of Receivables	0.19%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	14,132,565.54	898
Securitization Value	15,117,180.78
Aggregate Residual Gain (Loss)	(984,615.24)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	80,036,919.08	5,051
Cumulative Securitization Value	84,725,467.81
Cumulative Residual Gain (Loss)	(4,688,548.73)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		14,678,137.44
Reimbursement of Outstanding Advance		11,072,348.24
Additional Advances for current period		11,096,442.73
Ending Balance of Residual Advance		14,702,231.93

Beginning Balance of Payment Advance		1,686,485.51
Reimbursement of Outstanding Payment Advance		638,303.12
Additional Payment Advances for current period		652,493.46
Ending Balance of Payment Advance		1,700,675.85

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No